SETH R. MOLAY, P.C.

214.969.4780/fax: 214.969.4343

smolay@akingump.com

July 15, 2016

CONFIDENTIAL SUBMISSION

VIA EDGAR

Draft Registration Statement

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Mammoth Energy Services, Inc.
Confidential Draft Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of Mammoth Energy Services, Inc., a Delaware corporation (the “Company”), we hereby submit for confidential nonpublic review under Section 6(e) of the Securities Act of 1933, as amended, a draft Registration Statement on Form S-1 (the “Draft Registration Statement”), relating to the offer and sale by the Company and the selling stockholders named therein of the Company’s common stock, par value $0.01 per share.

Pursuant to Title 1, Section 101 of the JOBS Act, and as disclosed in the Draft Registration Statement, the Company is an “emerging growth company” that has total annual gross revenues of less than $1,000,000,000 during its most recently completed fiscal year and is therefore permitted to make this confidential submission of the Draft Registration Statement for review.

If you have any questions or require additional information in the course of your review of the enclosed Draft Registration Statement, please call me at (214) 969-4780 or, in my absence, Irina V. Maistrenko at (214) 969-4694.

Sincerely,

/s/ Seth R. Molay, P.C.

Seth R. Molay, P.C.

cc:	Mark Layton, Mammoth Energy Services, Inc.

1700 Pacific Avenue, Suite 4100 | Dallas, Texas 75201-4675 | 214.969.2800 | fax: 214.969.4343 | akingump.com